Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits and Other Benefits (Detail) (Pension)	Mar. 31, 2012
Funds managed by trust
Weighted-average asset allocation	100.00%
Government of India securities
Funds managed by trust
Weighted-average asset allocation	32.80%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	54.40%
Other securities
Funds managed by trust
Weighted-average asset allocation	12.80%